UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2012 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--10.4%
Best Buy	133,400	3,158,912
Discovery Communications, Cl. A	84,600a	4,280,760
Kohl's	68,200	3,412,046
Marriott International, Cl. A	88,200	3,338,370
Nordstrom	49,400	2,752,568
O'Reilly Automotive	19,200a	1,753,920
Scripps Networks Interactive, Cl.
A	38,300	1,864,827
Staples	148,100	2,396,258
Weight Watchers International	27,275b	2,105,357
		25,063,018
Consumer Staples--10.4%
Campbell Soup	102,100b	3,456,085
Clorox	29,700	2,041,875
Coca-Cola Enterprises	84,100	2,405,260
Costco Wholesale	47,300	4,294,840
Estee Lauder, Cl. A	49,900	3,090,806
Hormel Foods	109,500	3,232,440
Kroger	49,600	1,201,808
Procter & Gamble	23,825	1,601,278
Whole Foods Market	45,650	3,798,080
		25,122,472
Energy--8.8%
Bristow Group	23,900	1,140,747
Denbury Resources	199,300a	3,633,239
Devon Energy	47,850	3,403,092
EnCana	90,100b	1,770,465
Hess	26,900	1,585,755
ION Geophysical	315,500a	2,034,975
Lone Pine Resources	205,054	1,332,851
Nexen	141,725	2,600,654
Noble Energy	28,200	2,757,396
Venoco	77,523a	840,349
		21,099,523
Financial--11.6%
Aflac	62,600	2,878,974
American Express	36,000	2,082,960
Comerica	133,900	4,333,004
Discover Financial Services	91,100	3,037,274
First Horizon National	172,120	1,786,606
KeyCorp	528,100	4,488,850
NASDAQ OMX Group	74,200a	1,921,780
People's United Financial	86,100	1,139,964
PNC Financial Services Group	44,150	2,847,233
Regions Financial	263,100	1,733,829
Waddell & Reed Financial, Cl. A	50,450	1,635,084
		27,885,558
Health Care--12.5%
Agilent Technologies	61,600	2,741,816

Amgen	16,775	1,140,532
AstraZeneca, ADR	41,050b	1,826,314
Becton Dickinson & Co.	14,575	1,131,749
Biogen Idec	20,900a	2,632,773
Bristol-Myers Squibb	135,100	4,559,625
DaVita	41,000a	3,696,970
Gilead Sciences	58,550a	2,860,167
Humana	25,100	2,321,248
Life Technologies	79,000a	3,856,780
Novartis, ADR	22,400	1,241,184
Waters	23,600a	2,186,776
		30,195,934
Industrial--11.2%
3M	26,200	2,337,302
Brink's	40,250	960,768
Caterpillar	34,100	3,632,332
Cummins	28,500	3,421,140
Donaldson	27,650	987,935
Emerson Electric	37,525	1,958,055
Fluor	21,800	1,308,872
General Electric	152,700	3,064,689
Goodrich	9,400	1,179,136
Parker Hannifin	28,000	2,367,400
Pitney Bowes	59,100b	1,038,978
United Parcel Service, Cl. B	29,700	2,397,384
United Technologies	29,175	2,419,775
		27,073,766
Information Technology--25.7%
Accenture, Cl. A	19,800	1,277,100
Advanced Micro Devices	193,600a	1,552,672
Apple	9,650a	5,784,885
Applied Materials	189,400	2,356,136
Avnet	43,975a	1,600,250
BMC Software	60,800a	2,441,728
CA	73,250	2,018,770
Cisco Systems	206,275	4,362,716
Dell	248,900a	4,131,740
EMC	115,625a	3,454,875
Hewlett-Packard	102,600	2,444,958
Intel	82,350	2,314,859
International Business Machines	29,875	6,233,419
Intuit	29,800	1,791,874
Microsoft	157,600	5,082,600
Motorola Solutions	58,000	2,948,140
Oracle	171,575	5,003,127
Symantec	139,050a	2,600,235
VistaPrint	76,500a,b	2,956,725
Western Union	88,425	1,556,280
		61,913,089
Materials--3.4%
Ball	58,700	2,517,056
Domtar	28,300	2,699,254
Rockwood Holdings	23,300a	1,215,095
Sigma-Aldrich	24,000	1,753,440
		8,184,845
Telecommunications--2.4%

Verizon Communications	151,900	5,807,137
Utilities--3.2%
Consolidated Edison	35,100	2,050,542
NSTAR	47,300	2,300,199
Pinnacle West Capital	25,300	1,211,870
Xcel Energy	83,500	2,210,245
		7,772,856
Total Common Stocks
(cost $205,291,084)		240,118,198

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,066,182)	1,066,182[c]	1,066,182
Investment of Cash Collateral for
Securities Loaned--3.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,554,385)	8,554,385[c]	8,554,385
Total Investments (cost $214,911,651)	103.6%	249,738,765
Liabilities, Less Cash and Receivables	(3.6%)	(8,661,227)
Net Assets	100.0%	241,077,538

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $8,389,538 and the value of the collateral held by the fund was $8,554,385.
c	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $34,827,114 of which $41,211,839 related to appreciated investment securities and $6,384,725 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	25.7
Health Care	12.5
Financial	11.6
Industrial	11.2
Consumer Discretionary	10.4
Consumer Staples	10.4
Energy	8.8
Money Market Investments	4.0
Materials	3.4
Utilities	3.2
Telecommunications	2.4
103.6
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	228,390,005	-	-	228,390,005
Equity Securities - Foreign+	11,728,193	-	-	11,728,193
Mutual Funds	9,620,567	-	-	9,620,567
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)